Shareholders' Equity (Details)	Sep. 30, 2021 USD ($)
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 916,506
Paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	107,461
Additional paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	807,953
Foreign currency translation loss attributed to non-controlling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	14,588
Net loss attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	$ (13,496)